Financial risk management - Summary Of Group Determines Its Level Of Risk (Detail)	Dec. 31, 2024	Dec. 31, 2023
Global [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	23.31%	22.97%
Latin America [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Latin America [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	22.32%	22.80%
Sovereigns [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Sovereigns [Member] | Grade Lower than Standard Rating From CCC to C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	26.56%	25.45%
Bottom of range [member] | Global [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.05%	0.04%
Bottom of range [member] | Global [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.12%	0.12%
Bottom of range [member] | Latin America [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.08%	0.09%
Bottom of range [member] | Sovereigns [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.00%	0.00%
Top of range [member] | Global [Member] | High Grade Rating from AAA to A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	0.11%	0.11%
Top of range [member] | Global [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	2.03%	2.11%
Top of range [member] | Latin America [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	3.03%	2.91%
Top of range [member] | Sovereigns [Member] | Standard Grade Rating From BBB to B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Probability of Default Percentage	1.78%	1.87%